Trade and Other Payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade, current	$ 6,304	$ 12,401
Lease liabilities, current	259	286
Total, current	6,563	12,687
Trade, noncurrent	0	0
Lease liabilities, noncurrent	657	934
Total, noncurrent	$ 657	$ 934